UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  5/10/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      228,128
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs              COM            002824100      754   12,300 SH       SOLE                 12,300      0    0
American Tower Corp      COM            029912201    5,482   86,995 SH       SOLE                 86,995      0    0
Amgen Incorporated       COM            31162100       209    3,080 SH       SOLE                  3,080      0    0
Apple Computer           COM            037833100   17,723   29,564 SH       SOLE                 29,564      0    0
Arch Capital             ORD            G0450A105    9,924  266,480 SH       SOLE                266,480      0    0
BERKSHIRE HATHAWAY I     CL B           084670702   14,306  176,287 SH       SOLE                176,287      0    0
Blackstone Group Lp      COM UNIT LTD   09253U108    6,911  433,581 SH       SOLE                433,581      0    0
Caterpillar Inc.         COM            149123101    7,750    3,671 SH       SOLE                  3,671      0    0
Chevrontexaco Corp       COM            166764100      394    3,671 SH       SOLE                  3,671      0    0
Crown Castle Intl Cor    COM            228227104      272    5,100 SH       SOLE                  5,100      0    0
Crown Holdings Inc       COM            228368106   13,581  368,761 SH       SOLE                368,761      0    0
Ensco International Inc. COM            29358Q109      354    6,690 SH       SOLE                  6,690      0    0
Enstar Group             COM            29358R107    3,580   36,165 SH       SOLE                 36,165      0    0
Exxon Mobil Corp         COM            30231G102    1,557   17,950 SH       SOLE                 17,950      0    0
Goldman Sachs Group      COM            38141G104   12,203   98,115 SH       SOLE                 98,115      0    0
Google Inc               COM            38259P508   13,898   21,673 SH       SOLE                 21,673      0    0
Gunther International    COM            40320312         3   10,000 SH       SOLE                 10,000      0    0
International Business   COM            459200101      229    1,098 SH       SOLE                  1,098      0    0
Johnson & Johnson Co     COM            478160104      645    9,776 SH       SOLE                  9,776      0    0
Legacy Reserves Lp       INT LP INT     524707304    6,973  241,100 SH       SOLE                241,100      0    0
Macquarie Infrastruc L   MEMBERSHIP INT 55608B105    4,610  139,750 SH       SOLE                139,750      0    0
Minnesota Mining and     COM            88579Y101      285    3,200 SH       SOLE                  3,200      0    0
Oracle Corp              COM            68389X105    7,346  251,906 SH       SOLE                251,906      0    0
Pepsico Inc              COM            713448108   13,212  199,124 SH       SOLE                199,124      0    0
Plains All American      COM            726503105    7,488   95,450 SH       SOLE                 95,450      0    0
Procter & Gamble Co      COM            742718109    9,867  146,810 SH       SOLE                146,810      0    0
Qualcomm                 COM            747525103    6,740   99,087 SH       SOLE                 99,087      0    0
Republic Services In     COM            760759100   10,864  355,497 SH       SOLE                355,497      0    0
Retail Oppty Ivenstm     COM            76131N101    6,764  561,809 SH       SOLE                561,809      0    0
Schlumberger             COM            806857108    9,446  135,074 SH       SOLE                135,074      0    0
Tyco Intl. LTD New       SHS            H89128104   15,287  272,105 SH       SOLE                272,105      0    0
Union Pacific Corp       COM            907818108    8,944   83,211 SH       SOLE                 83,211      0    0
Wells Fargo & Co. Ne     COM            949746101   10,527  308,361 SH       SOLE                308,361      0    0
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